Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans

Neither we nor our subsidiaries have any employees. Our General Partner has the sole responsibility for providing the employees and other personnel necessary to conduct our operations. All of the employees that conduct our business are employed by Phillips 66. Those employees participate in the pension, postretirement health insurance and defined contribution benefit plans sponsored by Phillips 66. Most employees of Phillips 66 who provide direct support to our operations do so under the provisions of the amended operational services agreement, which burdens labor charges with benefit costs. For those remaining Phillips 66 employees who directly support our business, their pension, postretirement health insurance and defined contribution benefit plan costs were $0.4 million, $0.3 million and $0.2 million for the years ended December 31, 2015, 2014 and 2013, respectively.